Net financial expense	12 Months Ended
Dec. 31, 2020
Net financial expense
Net financial expense

Note 18: Net financial expense

	FOR THE YEAR ENDED
	DECEMBER 31,
(amounts in thousands of euros)	2018	2019	2020
		(As restated)	(As restated)
		[Note 1]	[Note 1]
Financial interest and amortized cost of the non-convertible bonds (1)	(189)	(1,125)	(817)
Changes in fair value of convertible notes (1)	—	(1,867)	(10,080)
Other financial expenses	(38)	(51)	(231)
Transaction costs related to the issuance of convertible notes		(320)	(453)
Net financial income related to Negma returning to Biophytis damages paid (2)	—	—	34
Other financial income	10	4	1
Foreign exchange gains (losses)	19	14	(29)
Total net financial expense	(198)	(3,344)	(11,575)
(1)	Refer to Note 13.2 Convertible notes and non-convertible bonds
(2)	Refer to Note 13.2.1